EARNING PER SHARE (Details) - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Numerator
(Loss) profit for the year (basic EPS)		$ (7,199,618)	$ (6,870,163)	$ 3,359,175
(Loss) profit for the year (diluted EPS)		$ (7,199,618)	$ (6,870,163)	$ 3,359,175
Denominator
Weighted average number of shares (basic EPS)	[1]	42,302,318	39,218,632	36,120,447
Weighted average number of shares - (diluted EPS)		42,302,318	39,218,632	36,416,988
Basic (loss) profit attributable to ordinary equity holders of the parent	[1]	$ (0.1702)	$ (0.1752)	$ 0.0930
Diluted (loss) gain attributable to ordinary equity holders of the parent		$ (0.1702)	$ (0.1752)	$ 0.0922

[1]	For the years ended June 30, 2022 and 2021 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.